Produced Content, Net - Summary of Released, Less Amortization And Impairment (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure Of Produced Content Net [Line Items]
Released, less amortization and impairment	¥ 2,880	$ 452	¥ 1,935
In production, less impairment	6,842	1,073	3,824
In development, less impairment	1,229	193	797
Total	10,951	1,718	6,556
Released, less amortization and impairment [Member]
Disclosure Of Produced Content Net [Line Items]
—Predominantly monetized with other content assets	2,850	447	1,857
—Predominantly monetized on its own	30	5	78
In production, less impairment [Member]
Disclosure Of Produced Content Net [Line Items]
—Predominantly monetized with other content assets	6,338	994	3,742
—Predominantly monetized on its own	504	79	82
In development, less impairment [Member]
Disclosure Of Produced Content Net [Line Items]
—Predominantly monetized with other content assets	1,134	178	666
— Predominantly monetized on its own	¥ 95	$ 15	¥ 131